N-1A/A
                                    Form N-1A
                                                              File No. 811-09435
                                                              File No. 333-82447

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

                Pre-Effective Amendment No. __2__
                Post-Effective Amendment No._____

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                Amendment No. _2_

UNITED SMALL CAP FUND, INC.
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                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas               66201-9217
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         (Address of Principal Executive Office)         (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
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As soon as practical after effective date of Registration Statement

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                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The Registrant requests registration of an indefinite amount of shares of its capital stock, $.001 per share, by this Registration Statement.

     The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, action pursuant to said Section 8(a), may determine.

Registrant hereby incorporates by reference all Part A, Part B and Part C of Form N-1A filed as Pre-Effective Amendment No. 1 on September 22, 1999 except with respect to the Exhibits attached hereto.

                             REGISTRATION STATEMENT

                                     PART C

                                OTHER INFORMATION

23.   Exhibits: United Small Cap Fund, Inc.

      (a) Articles of Incorporation filed by EDGAR on July 8, 1999 as EX-99.B(a)charter to the initial Registration Statement on Form N-1A*

      (b) Bylaws filed by EDGAR on July 8, 1999 as EX-99.B(b)scbylaw to the initial Registration Statement on Form N-1A*

      (c) Not applicable

      (d) Investment Management Agreement attached hereto as EX-99.B(d)scima

      (e) Underwriting Agreement attached hereto as EX-99.B(e)scua

      (f) Not applicable

      (g) Custodian Agreement attached hereto as EX-99.B(g)scca

      (h) Shareholder Servicing Agreement attached hereto as EX-99.B(h)scssa

          Fidelity Bond Coverage (Exhibit C) to the Shareholder Servicing Agreement filed by EDGAR on September 22, 1999 as EX-99.B(h)scssafid to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

          Fund Class A, Class B and Class C application(Non-Retirement Plan) filed by EDGAR on September 22, 1999 as EX-99.B(h)scappnon to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

          Fund Class A, Class B and Class application (Retirement Plan) filed by EDGAR on September 22, 1999 as EX-99.B(h)scappabc to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

          Fund Class Y application filed by EDGAR on September 22, 1999 as EX-99.B(h)scapp-y to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

          Fund NAV application filed by EDGAR on September 22, 1999 as EX-99.B(h)scappnav to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

          Accounting Services Agreement attached hereto as EX-99.B(h)scasa
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      (i) Opinion and Consent of Counsel attached hereto as EX-99.B(i)sclegopn

      (j) Consent of Deloitte & Touche LLP, Independent Accountants, attached hereto as EX-99.B(j)scconsnt

      (k) Not applicable

      (l) Agreement with initial shareholder, Waddell & Reed, Inc., attached hereto as EX-99.B(l)scinitcap

      (m) Distribution and Service Plan for Class A shares filed by EDGAR on July 8, 1999 as EX-99.B(m)scdspa to the initial Registration Statement on Form N-1A*

          Distribution and Service Plan for Class B shares filed by EDGAR on July 8, 1999 as EX-99.B(m)scdspb to the initial Registration Statement on Form N-1A*

          Distribution and Service Plan for Class C shares filed by EDGAR on July 8, 1999 as EX-99.B(m)scdspc to the initial Registration Statement on Form N-1A*

      (n) Not Applicable

      (o) Multiple Class Plan filed by EDGAR on July 8, 1999 as EX-99.B(o)scmcp to the initial Registration Statement on Form N-1A*

24.   Persons Controlled by or under common control with Registrant
      -------------------------------------------------------------

      None

25.   Indemnification
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      Reference is made to Article TENTH Section 10.2 of the Articles of
      Incorporation of Registrant filed by EDGAR on July 8, 1999 as EX-99.B(a)charter to the initial Registration Statement on Form N-1A*,
      Article VIII of the Bylaws filed by EDGAR on July 8, 1999 as EX-99.B(b)scbylaw to the initial Registration Statement on Form N-1A* and to Article V of the Underwriting Agreement attached hereto as EX-99.B(e)scua, each of which provide indemnification. Also refer to section 2-418 of the Maryland Corporation Law regarding indemnification of directors, officers, employees and agents.

26.   Business and Other Connections of Investment Manager
      ----------------------------------------------------

      Waddell & Reed Investment Management Company is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between Waddell & Reed, Inc. and the Registrant, Waddell & Reed, Inc. is to provide investment management services to the Registrant. Waddell & Reed Investment Management Company is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Registration Statement and to other investment advisory clients.

      Each director and executive officer of Waddell & Reed Investment Management Company has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of Waddell & Reed Investment Management Company or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

      As to each director and officer of Waddell & Reed Investment Management Company, reference is made to the Prospectus and SAI of this Registrant.

27.   Principal Underwriter
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      (a) Waddell & Reed, Inc. is the principal underwriter of the Registrant.
          It is also the principal underwriter to the following investment companies:

          United Funds, Inc.
          United Continental Income Fund, Inc.
          United Vanguard Fund, Inc.
          United Retirement Shares, Inc.
          United Municipal Bond Fund, Inc.
          United High Income Fund, Inc.
          United International Growth Fund, Inc.
          United Cash Management, Inc.
          United Government Securities Fund, Inc.
          United New Concepts Fund, Inc.
          United Municipal High Income Fund, Inc.
          United High Income Fund II, Inc.
          United Asset Strategy Fund, Inc.
          Advantage I
          Advantage II
          Advantage Plus
          Waddell & Reed Funds, Inc.

      (b) The information contained in the underwriter's application on Form BD, under the Securities Exchange Act of 1934, is herein incorporated by reference.

      (c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.   Location of Accounts and Records
      --------------------------------

      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Mr. Robert L.

      Hechler and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.   Management Services
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      There is no service contract other than as discussed in Part A and B of this Registration Statement and as listed in response to Items 23.(h) and 23.(m) hereof.

30.   Undertakings
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      Not applicable

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*Incorporated herein by reference